Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2024
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 11 - COMMITMENTS AND CONTINGENT LIABILITIES:

a.	Government grants

Israel Innovation Authority (“IIA”) grants program.

During the years 2014 and 2018 the Company received approval from the IIA for participation in research and development activities performed by the Company (“Support Grants”. As of December 31, 2024 the Company received a total amount of $2,373 out of which $1,119 are non-bearing grants.

The Company is obligated to pay royalties of 1.3% to 3% to the government of Israel, computed based on the revenues from sales of products that the Company is developing that are assisted by the Support Grant until 100% of the Support Grant, linked to the U.S. dollar, is repaid. Pursuant to reporting and royalty payment procedures of the IIA, such royalties are to be paid at an annual interest rate equal to LIBOR (“the IIA Royalties Computation Method”).

The Company’s royalty expenses to the government of Israel for the years ended December 31, 2024 and 2023 in respect of the mentioned programs were $266 and $31, respectively.

As of December 31, 2024, the Company had a contingent obligation to the IIA in the amount of approximately $1,283 including annual interest. As of January 1, 2024, due to the cancellation of the LIBOR interest rate, the amount of the obligation is bearing 12-month term SOFR interest rate.

b.	Employee retirement benefits

Vision’s retirement commitments are partly covered by payments made under a retirement contract for the benefit of employees and managed externally at Natixis Financial Institution. The provision for retirement benefits on December 31, 2024 represents an accrual for lump-sum payments to be paid at the time an employee retires if he or she is still employed by the Company at the date of retirement.

Vision’s benefit obligation on December 31, 2024 was $1,716. Vision’s plan assets consisted of cash deposits in an amount of $370 on December 31, 2024.

The Group recognized a net amount of $191 in profit and loss for the net benefit obligation in 2024.

The benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five fiscal years thereafter, are detailed in the table below:

2025*	$81
2026	172
2027	-
2028	119
2029	259
2030 and thereafter	8,275
Total payments	$8,906

(*)	presented as part of employee related obligations

Weighted-average assumptions used to determine net benefit cost for 2024 were as follows:

2024
Discount rate	3.38%
Rate of compensation increase	3%
Turnover rate	5.0%
Expected long-term rate of return on plan assets	3.38%